Convertible Debentures - Summary of detailed information about borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Unamortized day one fair value difference	$ (1,341,948)
Fair value difference on issuance	1,341,948
Recognized in profit or loss	(111,830)
Balance, Beginning of Period		$ 5,097,010
Change in fair value	(384,190)
Balance, End of Year	3,343,293	6,160,769
Current portion of debenture	(1,421,911)	$ (6,160,769)
Long term portion	1,921,382
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Unamortized day one fair value difference	(1,230,118)
Balance, Beginning of Period	0
Fair value on initial recognition	4,395,881
Change in fair value	177,530
Unamortized fair value difference Closing	1,230,118
Balance, End of Year	3,343,293
Current portion of debenture	(1,421,911)
Long term portion	$ 1,921,382